UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-2361

ING VP INTERMEDIATE BOND PORTFOLIO

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Road
Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

(Name and address of agent for service)	With copies to:

Theresa K. Kelety, Esq.	Philip H. Newman, Esq.
ING Investments, LLC	Goodwin Procter, LLP
7337 E. Doubletree Ranch Road	Exchange Place
Scottsdale, AZ 85258	53 State Street
Boston, MA 02109

Registrant’s telephone number, including area code: (800) 992-0180

Date of fiscal year end: December 31

Date of reporting period: July 1, 2005 - June 30, 2006

Item 1. Proxy Voting Record

******************************* FORM N-PX REPORT *******************************

ICA File Number: 811-02361

Reporting Period: 07/01/2005 - 06/30/2006

ING VP Intermediate Bond Portfolio

====================== ING VP INTERMEDIATE BOND PORTFOLIO ======================

This fund had no proxy voting activity during the reporting period.

========== END N-PX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ING VP INTERMEDIATE BOND PORTFOLIO

By:	/s/ James M. Hennessy
James M. Hennessy
President and Chief Executive Officer

Date:	August 30, 2006